Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties and Affiliates

NOTE 17 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: In August 2019, Navios Partners extended the duration of its Management Agreement with the Manager until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party.

Following the completion of the merger with Navios Containers, the fleet of Navios Containers is included in Navios Partners’ owned fleet and continued to be operated by the Manager pursuant to the terms of the Navios Containers’ management agreement with the Manager (the “NMCI Management Agreement”).

Following the completion of the merger with Navios Acquisition, the fleet of Navios Acquisition is included in Navios Partners’ owned fleet and continued to be operated by the Manager pursuant to the terms of Navios Acquisition’s management agreement with Navios Tankers Management Inc. (the “NNA Management Agreement” and together with the Management Agreement and the NMCI Management Agreement, the “Management Agreements”).

The Manager provided commercial and technical management services to Navios Partners’ vessels: (i) until December 31, 2022, vessel operating expenses were fixed for a daily fee of: (a) $4.48 per Ultra-Handymax vessel; (b) $4.58 per Panamax vessel; (c) $5.57 per Capesize vessel; (d) $6.28 per Containership of TEU 1,300 up to 3,400; (e) $6.40 per Containership of TEU 3,450 up to 4,999; (f) $7.11 per Containership of TEU 6,800; (g) $8.01 per Containership of TEU 8,000 up to 9,999; (h) $8.52 per Containership of TEU 10,000 up to 11,999; (i) $7.03 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.44 per LR1 product tanker vessel; and (k) $9.94 per VLCC; (ii) until December 31, 2023, vessel operating expenses were fixed for a daily fee of: (a) $4.62 per Ultra-Handymax vessel; (b) $4.72 per Panamax vessel; (c) $5.74 per Capesize vessel; (d) $6.47 per Containership of TEU 1,300 up to 3,400; (e) $6.59 per Containership of TEU 3,450 up to 4,999; (f) $7.32 per Containership of TEU 5,000 up to 6,800; (g) $8.25 per Containership of TEU 8,000 up to 9,999; (h) $8.77 per Containership of TEU 10,000 up to 11,999; (i) $7.24 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.67 per LR1 product tanker vessel; and (k) $10.24 per VLCC; (iii) commencing from January 1, 2024 vessel operating expenses were fixed for one year for a daily fee of: (a) $4.75 per Ultra-Handymax vessel; (b) $4.86 per Panamax vessel; (c) $5.91 per Capesize vessel; (d) $6.67 per Containership of TEU 1,300 up to 3,400; (e) $6.79 per Containership of TEU 3,450 up to 4,999; (f) $7.54 per Containership of TEU 5,000 up to 6,800; (g) $8.50 per Containership of TEU 8,000 up to 9,999; (h) $9.04 per Containership of TEU 10,000 up to 11,999; (i) $7.46 per MR2 and MR1 product tanker vessel; (j) $7.90 per LR2 and LR1 product tanker vessel; (k) $10.55 per VLCC; and (l) at cost for specialized transhipper vessels.

The Management Agreements also provided for a technical and commercial management fee of $0.05 per day per vessel and a management fee of $0.55 per day per specialized transhipper vessel and an annual increase of 3% of the fixed daily fee after January 1, 2022 for the remaining period unless agreed otherwise.

Pursuant to the acquisition of the 36-vessel drybulk fleet from Navios Holdings, which included time charter-in vessels, Navios Partners and the Manager, on July 25, 2022, amended the Management Agreement to include a technical and commercial management fee of $0.025 per time charter-in vessel per day.

The Management Agreements also provided for payment of a termination fee, equal to the fixed daily fees and other fees charged for the full calendar year preceding the termination date in the event the agreements are terminated on or before its term.

Drydocking expenses are reimbursed at cost for all vessels.

In August 2024, Navios Partners renewed its Management Agreements with the Manager commencing January 1, 2025, for a term of ten years, renewing annually (the “Master Management Agreement”), At the same time, Navios Partners renewed for a term of ten years its administrative services agreement (the “Administrative Services Agreement” and together with the Master Management Agreement the “Agreements”) The Conflicts Committee of the Board of Directors, consisting of independent directors, negotiated and approved the Agreements with the advice of Watson Farley & Williams LLP as legal advisor and KPMG Advisors Single Member S.A. (a member firm of the KPMG global organization of independent member firms) as financial advisor.

The Master Management Agreement provides for technical and commercial management and related specialized services based on fee structure, including: (i) a technical management fee of $0.95 per day per owned vessel; (ii) a commercial management fee of 1.25% on revenues; (iii) an S&P fee of 1% on purchase or sales price; and (iv) fees for other specialized services (e.g. supervision of newbuilding vessels). Fixed fees will be adjusted annually for United States Consumer Price Index. The Master Management Agreement also allows for fixed incentive awards if equity returns exceed certain thresholds, as identified in such agreement, upon the unanimous consent of the Board of Directors of Navios Partners. The Master Management Agreement also provides for payment of a termination fee, which is equal to the net present value of the technical and commercial management fees charged for the most recent calendar year, as set forth in the latest audited annual financial statements for the number of years remaining for the Master Management Agreement, using a 6% discount rate.

During the years ended December 31, 2024, 2023 and 2022, certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements under the Management Agreements, amounted to $31,995, $57,166 and $18,901, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows.

During the years ended December 31, 2024, 2023 and 2022, additional remuneration in accordance with the Management Agreements amounted to $4,141, $4,730 and $3,479, respectively, related to superintendent attendances and claims preparation and are presented under the captions of “Direct vessel expenses” in the Consolidated Statements of Operations, “Vessels, net”, “Deferred dry dock and special survey costs, net” and “Prepaid expenses and other current assets” in the Consolidated Balance Sheets.

During the years ended December 31, 2024, 2023 and 2022, certain extraordinary crewing fees and costs amounted to $322, $3,047 and $11,262, respectively, and are presented under the caption of “Direct vessel expenses” in the Consolidated Statements of Operations.

Total vessel operating expenses for each of the years ended December 31, 2024, 2023 and 2022 amounted to $349,160, $331,653 and $312,022, respectively.

General and administrative expenses: The Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other The Manager is reimbursed for reasonable allocable general and administrative costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its agreement with the Manager until January 1, 2025. The agreement also provides for payment of a termination fee, which is equal to the fees charged for the full calendar year preceding the termination date in the event the agreement is terminated on or before its term.

In August 2024, Navios Partners renewed its administrative services agreement commencing January 1, 2025, for a term of ten years, renewing annually (the “Administrative Services Agreement”). The Conflicts Committee of the Board of Directors, consisting of independent directors, negotiated and approved the Agreement with the advice of Watson Farley & Williams LLP as legal advisor and KPMG Advisors Single Member S.A. (a member firm of the KPMG global organization of independent member firms) as financial advisor. The Administrative Services Agreement provides for reimbursement of allocable general and administrative costs. The Administrative Services Agreement also provides for payment of a termination fee, which is equal to the costs charged for the most recent calendar year, as set forth in the latest audited annual financial statements.

During the years ended December 31, 2024 and 2023, allocable general and administrative costs recorded under the captions “Deposits for vessels acquisitions” and “Other long-term assets” in the Consolidated Balance Sheets, amounted to $9,925 and $7,425, respectively, (see Note 2(j) – Summary of significant accounting policies).

Total general and administrative expenses charged by the Manager for each of the years ended December 31, 2024, 2023 and 2022 amounted to $63,776, $59,946 and $50,190, respectively.

Balance due from/ (to) related parties: Balance due from/ (to) Manager, short-term as of December 31, 2024 and December 31, 2023 amounted to $34,089 and $(32,026), respectively. Balance due from Manager, long-term as of December 31, 2024 and December 31, 2023 amounted to $0 and $39,570, respectively. The balances mainly consisted of administrative expenses, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as fixed vessel operating expenses, in accordance with the Management Agreements and are presented under the captions “Amounts due from related parties” and “Amounts due to related parties” in the Consolidated Balance Sheets.

In October 2023, Navios Partners entered into a time charter agreement with a subsidiary of its affiliate Navios South American Logistics Inc. for the Navios Vega, a 2009-built transhipper vessel. The vessel was delivered during the first quarter of 2024. The term of this time charter agreement is approximately five years, at a rate of $25.8 per day and for the year ended December 31, 2024, the amount of $8,067 is presented under the caption “Time charter and voyage revenues” in the Consolidated Statements of Operations. In accordance with an addendum to the time charter agreement, dated in March 2025, the daily rate was amended as follows: (a) $14.0 per day, effective from January 1, 2025, through December 31, 2026; (b) $38.8 per day effective from January 1, 2027, through December 31, 2028; and (c) $25.8 per day effective from January 1, 2029, until termination. This transaction was negotiated with, and unanimously approved by, the conflicts committee of Navios Partners. As of December 31, 2024, balance due from the above mentioned related party company amounted to $2,531, is presented under the caption “Amounts due from related parties” in the Consolidated Balance Sheets and has been received in March 2025.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Holdings generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without consent as required under such agreement. The Omnibus Agreement, however, contains significant exceptions that allow Navios Holdings or any of its affiliates to acquire or own these drybulk carriers.

In December 2024, the Company completed the sale of two entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, for a nominal consideration.

During the fourth quarter of 2023, the Company completed the sale of four entities to an entity affiliated with the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, in consideration of nominal par value for the outstanding stock.

General partner: Olympos Maritime Ltd., an entity affiliated to the Company's Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.

Acquisition of vessels:

2022

On July 26, 2022, the Company entered into a share purchase agreement to acquire a 36-vessel drybulk fleet for a purchase price of $835,000 including the assumption of bank liabilities, bareboat obligations and finance lease obligations, subject to debt and working capital adjustments, from Navios Holdings. On July 29, 2022, 15 of the 36 vessels were delivered to Navios Partners. On September 8, 2022, the remaining 21 vessels were delivered to Navios Partners.